                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

               ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO
           SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from June 1, 2008 to June 30, 2008

Commission File Number of issuing entity: 333-140273-01

                        First National Master Note Trust
             (Exact name of registrant as specified in its charter)

Commission File Number of depositor: 333-140273

                           First National Funding LLC
              (Exact name of depositor as specified in its charter)

                          First National Bank of Omaha
               (Exact name of sponsor as specified in its charter)

                                    Delaware
  (State or Other Jurisdiction of Incorporation or organization of the issuing entity)

                                       N/A
                      (I.R.S. Employer Identification No.)

            1620 Dodge Street
             Stop Code 3395
             Omaha, Nebraska                                68197
(Address of principal executive office of                (Zip Code)
            the issuing entity)

                                  402-341-0500
                     (Telephone number, including area code)

                                    No change

Registered reporting pursuant to (check one)

                                                                          Name of Exchange
                         Section 12(b)   Section 12(g)   Section 15(d)   (If Section 12(b))
                         -------------   -------------   -------------   ------------------
Title of Class
Series 2007-1, Class A        [ ]             [ ]             [X]            __________
Series 2007-1, Class B        [ ]             [ ]             [X]            __________
Series 2007-1, Class C        [ ]             [ ]             [X]            __________
Series 2007-2, Class A        [ ]             [ ]             [X]            __________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes [X] No [ ]

                        PART I --DISTRIBUTION INFORMATION

ITEM 1. DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

     The response to Item one is set forth in Exhibit 99.1 with respect to the Series 2007-1 Notes and in Exhibit 99.2 with respect to the Series 2007-2 Notes.

ITEM 9. EXHIBITS.

EXHIBIT NO.   DOCUMENT DESCRIPTION
-----------   --------------------
   99.1       Monthly Report to Series 2007-1 Noteholders

   99.2       Monthly Report to Series 2007-2 Noteholders

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 23, 2008

                                        FIRST NATIONAL FUNDING, LLC, as
                                        Depositor

                                        By: First National Funding Corporation,
                                            Managing Member


                                        By /s/ Karlyn M. Knieriem
                                           -------------------------------------
                                           Karlyn M. Knieriem,
                                           Senior Vice President

                                INDEX TO EXHIBITS

EXHIBIT NO.   DOCUMENT DESCRIPTION
-----------   --------------------
   99.1       Monthly Report to Series 2007-1 Noteholders

   99.2       Monthly Report to Series 2007-2 Noteholders